Trade receivables (Details) - GBP (£)	Jun. 30, 2025	Jun. 30, 2024
Trade receivables
Trade receivables	£ 177,147,000	£ 64,929,000
Less: non-current portion
Trade receivables	43,419,000	27,930,000
Current trade receivables	133,728,000	36,999,000
Transfer fees receivable	102,614,000	59,845,000
Deferred revenue contractually payable to Group	47,270,000	5,753,000
Gross contractual trade receivables pre discounting	184,522,000	67,198,000
Due after 1 year
Less: non-current portion
Transfer fees receivable	43,419,000	27,930,000
Cost / gross value
Trade receivables
Trade receivables	197,532,000	75,914,000
Accumulated impairment
Trade receivables
Trade receivables	£ (20,385,000)	£ (10,985,000)